INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)	The table below shows the components of income tax year ended December 31, 2024, 2023 and 2022:

(in thousands of $)	2024	2023	2022
Current income tax expense	(138)	(79)	(99)
Adjustments in respect of current income tax of previous years	6	1	1
Income tax expense reported in the income statement	(132)	(78)	(98)

Schedule of effective income tax rate reconciliation
A reconciliation between the tax expense and the product of the accounting profit multiplied by the Bermuda domestic tax rate for the year ended December 31, 2024, 2023 and 2022 is as follows:

(in thousands of $)	2024	2023	2022
Income before tax	117,816	120,117	188,140
Income tax at 0% (2023: 0% (2022: 0%))	—	—	—
Effect of higher foreign tax rates	(132)	(78)	(98)
Income tax expense at effective rate of 0.1% (2023: 0.1% (2022: 0.1%))	(132)	(78)	(98)